Supplement to the
Fidelity® Capital Appreciation Fund
December 29, 2007
Prospectus

Fidelity Capital Appreciation Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Capital Appreciation
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	16.95%	45.84%	-18.10%	-7.56%	-21.27%	51.68%	11.26%	5.80%	13.80%	6.86%

During the periods shown in the chart for Capital Appreciation	Returns	Quarter ended
Highest Quarter Return	29.84%	December 31, 1999
Lowest Quarter Return	-21.38%	September 30, 2001
Year-to-Date Return	-12.41%	March 31, 2008

CAF-08-01 May 9, 2008
1.731267.115

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 4.

For the periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Captial Appreciation
Return Before Taxes	6.86%	16.77%	8.24%
Return After Taxes on Distributions	4.89%	15.69%	7.18%
Return After Taxes on Distributions and Sale of Fund Shares	5.47%	14.57%	6.85%
S&P 500® (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%

Supplement to the
Fidelity® Disciplined Equity Fund and Fidelity Focused Stock Fund
December 29, 2007
Prospectus

Fidelity Disciplined Equity Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Disciplined Equity
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	21.83%	22.41%	-3.48%	-14.21%	-18.56%	27.18%	12.02%	10.27%	14.58%	10.84%

During the periods shown in the chart for Disciplined Equity:	Returns	Quarter ended
Highest Quarter Return	21.03%	December 31, 1998
Lowest Quarter Return	-14.39%	September 30, 2002
Year-to-Date Return	-12.47%	March 31, 2008

QNT-08-01 May 9, 2008
1.720406.124

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 6.

For the periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Disciplined Equity
Return Before Taxes	10.84%	14.82%	7.21%
Return After Taxes on Distributions	8.93%	14.06%	5.95%
Return After Taxes on Distributions and Sale of Fund Shares	8.37%	12.88%	5.80%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%

Supplement to the
Fidelity® Stock Selector Fund
December 29, 2007
Prospectus

Fidelity Stock Selector is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Stock Selector
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	14.66%	26.24%	-7.04%	-14.38%	-21.26%	27.36%	9.88%	8.98%	13.14%	11.79%

During the periods shown in the chart for Stock Selector:	Returns	Quarter ended
Highest Quarter Return	19.69%	December 31, 1998
Lowest Quarter Return	-15.92%	September 30, 1998
Year-to-Date Return	-10.54%	March 31, 2008

FSS-08-01 May 9, 2008
1.776228.107

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 4.

For the periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Stock Selector
Return Before Taxes	11.79%	14.04%	5.76%
Return After Taxes on Distributions	10.72%	13.73%	4.66%
Return After Taxes on Distributions and Sale of Fund Shares	8.65%	12.28%	4.53%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	5.49%	12.83%	5.91%

Supplement to the
Fidelity® Value Fund
December 29, 2007
Prospectus

Fidelity Value Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 4.

Value
Calendar Years	1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
	0.18%	8.55%	8.10%	12.25%	-9.25%	34.43%	21.21%	14.27%	15.09%	2.21%

During the periods shown in the chart for Value:	Returns	Quarter ended
Highest Quarter Return	25.60%	June 30, 1999
Lowest Quarter Return	-20.06%	September 30, 1998
Year-to-Date Return	-9.19%	March 31, 2008

VAL-08-01 May 9, 2008
1.731271.114

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 4.

For the periods ended December 31, 2007	Past 1 year	Past 5 years	Past 10 years
Value
Return Before Taxes	2.21%	16.98%	10.12%
Return After Taxes on Distributions	0.84%	15.94%	8.73%
Return After Taxes on Distributions and Sale of Fund Shares	3.37%	14.91%	8.34%
Russell Midcap® Value Index (reflects no deduction for fees, expenses, or taxes)	-1.42%	17.92%	10.18%